Acquisition of the Oriental VIP Room (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 26, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			$ (30,215,735)	$ 60,918,569	$ 12,445,789
VIP Room [Member]
Business Acquisition [Line Items]
Acquire Right Percentage Of Profit Interest	100.00%
Payments to Acquire Businesses, Gross	$ 20,000,000	$ 10,000,000	14,950,000	26,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid Installment Two	10,000,000		$ 2,500,000,000
Earn Out Payment Agreement Description			In addition, as more fully set forth below, the Company is required to pay and issue to the Oriental VIP Room Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date (the “Base Earnout Payment”), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date are exceeded, in increments of $25,000,000 (the “Incremental Earnout Payment”). For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Oriental VIP Room Seller is not entitled to any additional Incremental Earnout Payments in the event that the Seller’s rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Oriental VIP Room Seller will not be entitled to receive any earnout payments. If the Oriental VIP Room Seller achieves an aggregate Rolling Chip Turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016, the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.
Base Earnout cash Payment Shares			$ 130,000
Base Earnout Shares			6,250
Rolling Chip Turnover Target			$ 15,000,000,000
Rolling Chip Turnover Target Base Amount			1,000,000,000
Rolling Chip Turnover Target Additional Payment Amount			2,500,000
Rolling Chip Turnover Target Maximum Payment Amount			12,500,000
Estimated Contingent Purchase Price	57,803,560
Business Acquisition Estimated Purchase Price Cash	10,000,000
Business Acquisition Purchase Price Contingent Cash and Ordinary Shares	$ 47,803,560
Business Combination, Contingent Consideration, Liability		$ 36,528,269	0	41,404,026	36,528,269
Business Acquisition, Transaction Costs			1,252,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			$ (24,807,965)	$ 34,741,232	$ 1,298,252